Magda El Guindi-Rosenbaum
+1.202.373.6091
mer@morganlewis.com

VIA EDGAR

August 29, 2017

US Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	AdvisorShares Trust (File Nos. 333-157876 and 811-22110)

Ladies and Gentlemen:

On behalf of AdvisorShares Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933 and to the Investment Company Act of 1940, Post-Effective Amendment No. 118 to the Trust’s Registration Statement on Form N-1A. The purpose of this filing is to reflect changes to the principal investment strategies and risks for the Trust’s AdvisorShares Sage Core Reserves ETF.

Please contact me at 202.373.6091 with questions or comments.

Sincerely,

/s/ Magda El Guindi-Rosenbaum
Magda El Guindi-Rosenbaum

Morgan, Lewis & Bockius llp

1111 Pennsylvania Avenue, NW
Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001